DISPOSITIONS (Details) shares in Millions, $ in Millions				1 Months Ended						2 Months Ended	3 Months Ended	12 Months Ended
	May 24, 2021 USD ($) transaction shares	Mar. 01, 2021 USD ($) shares	Jan. 14, 2021 USD ($) shares	Nov. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of operating segments [line items]
Gains on disposals of non-current assets												$ 1,823	$ 274	$ 726
GrafTech International Ltd
Disclosure of operating segments [line items]
Voting interest		37.00%	48.00%
Gains on disposals of non-current assets	$ 5	$ 1,764	$ 82
Proportion of ownership interest in subsidiary	8.00%	13.00%
GrafTech International Ltd | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of operating segments [line items]
Number of shares in entity disposed (in shares) | shares	11.3	30.0	20.0
Proceeds from sale of assets held for sale	$ 150	$ 350	$ 214
Gains on disposals of non-current assets		$ 609	$ 239
Number of block trade transactions | transaction	2
Public securities
Disclosure of operating segments [line items]
Gains on disposals of non-current assets										$ 40	$ 41
Cold storage logistics business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets					$ 186
Gross proceeds					$ 255
New Zealand pathology business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets				$ 55
Gross proceeds				$ 390
Facilities management
Disclosure of operating segments [line items]
Gains on disposals of non-current assets									$ 341
Gross proceeds									$ 1,000
Executive relocation business
Disclosure of operating segments [line items]
Gains on disposals of non-current assets								$ 180
Gross proceeds								$ 230
Waste and wastewater services
Disclosure of operating segments [line items]
Gains on disposals of non-current assets							$ 16
Gross proceeds							$ 220
Palladium mining operations
Disclosure of operating segments [line items]
Gains on disposals of non-current assets						$ 187
Proportion of ownership interest in subsidiary						81.00%
Gross proceeds						$ 572